Note 21 Customer Deposits (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	€ 376,973	€ 349,761
SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	196,498	191,974
MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	73,320	64,247
TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	37,085	33,376
South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	44,876	37,861
Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	20,730	19,234
Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	4,465	3,070
Demand Deposits [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	310,752	293,015
Demand Deposits [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	185,622	181,565
Demand Deposits [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	60,492	53,359
Demand Deposits [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	20,561	19,725
Demand Deposits [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	31,141	28,039
Demand Deposits [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	11,465	8,933
Demand Deposits [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	1,471	1,393
Time deposits and other [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	65,252	55,479
Time deposits and other [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	10,874	10,407
Time deposits and other [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	12,352	10,383
Time deposits and other [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	16,523	13,644
Time deposits and other [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	13,735	9,822
Time deposits and other [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	8,774	9,546
Time deposits and other [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	2,993	1,677
Repurchase Agreements [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	970	1,267
Repurchase Agreements [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	2	2
Repurchase Agreements [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	476	505
Repurchase Agreements [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	2	6
Repurchase Agreements [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	0	0
Repurchase Agreements [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	491	754
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	€ 0	€ 0